REGIONS MORGAN KEEGAN SELECT FUNDS
                 Regions Morgan Keegan Select Fixed Income Fund
         Regions Morgan Keegan Select Limited Maturity Fixed Income Fund
         Regions Morgan Keegan Select Intermediate Tax Exempt Bond Fund
             Regions Morgan Keegan Select Treasury Money Market Fund
                 Regions Morgan Keegan Select Money Market Fund

                  Supplement dated June 29, 2007 ("Supplement")
                                     to the
                  Prospectus dated April 1, 2007 ("Prospectus")

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN THE ABOVE-DATED PROSPECTUS FOR REGIONS MORGAN KEEGAN SELECT FIXED INCOME FUND, REGIONS MORGAN KEEGAN SELECT LIMITED MATURITY FIXED INCOME FUND, REGIONS MORGAN KEEGAN SELECT INTERMEDIATE TAX EXEMPT BOND FUND, REGIONS MORGAN KEEGAN SELECT TREASURY MONEY MARKET FUND AND REGIONS MORGAN KEEGAN SELECT MONEY MARKET FUND (EACH A "FUND" AND COLLECTIVELY, THE "FUNDS"), EACH A SERIES OF REGIONS MORGAN KEEGAN SELECT FUNDS. IT SHOULD BE RETAINED AND READ IN CONJUNCTION WITH THE PROSPECTUS.

REGIONS MORGAN KEEGAN SELECT LIMITED MATURITY FIXED INCOME FUND:

At a meeting of the Board of Trustees (the "Board") held on May 21, 2007, the Board approved a plan to reorganize Regions Morgan Keegan Select Limited Maturity Fixed Income Fund ("Limited Maturity Fixed Income Fund") into Regions Morgan Keegan Select Short Term Bond Fund ("Short Term Bond Fund"), a series of Morgan Keegan Select Fund, Inc., another open-end series investment company in the Regions Morgan Keegan Select fund family. THE PROPOSED REORGANIZATION IS SUBJECT TO SHAREHOLDER APPROVAL AT A SPECIAL MEETING TO BE HELD IN THE FALL. If approved, Short Term Bond Fund would acquire all of the assets of Limited Maturity Fixed Income Fund in exchange solely for the assumption of all of the liabilities of Limited Maturity Fixed Income Fund and the issuance of shares of Short Term Bond Fund to be distributed pro rata by Limited Maturity Fixed Income Fund to its shareholders in complete liquidation and termination of Limited Maturity Fixed Income Fund. Short Term Bond Fund is managed by James C. Kelsoe, Jr., CFA and David H. Tannehill, CFA. If the reorganization is approved by shareholders and consummated, any shares you own of Limited Maturity Fixed Income Fund will be exchanged for shares of Short Term Bond Fund. Accordingly, you should consider the investment policies, risks and other features of Short Term Bond Fund before you purchase shares of Limited Maturity Fixed Income Fund.

EACH OF THE ABOVE-REFERENCED FUNDS:

In the Section titled "Portfolio Managers" on pages 84-86 of the Prospectus, the references to John B. Norris, V and his biography are deleted effective June 29, 2007. Scott M. Flurry, Senior Portfolio Manager of Morgan Asset Management, Inc. (the "Adviser"), is replacing John B. Norris, V as a co-portfolio manager of Regions Morgan Keegan Select Fixed Income Fund. Michael L. Smith will remain the primary portfolio manager of Regions Morgan Keegan Select Limited Maturity Fixed Income Fund; Dorothy E. Thomas will remain the primary portfolio manager of Regions Morgan Keegan Select Intermediate Tax Exempt Bond Fund; and George R. McCurdy, IV will become the primary portfolio manager for Regions Morgan Keegan Select Treasury Money Market Fund and Regions Morgan Keegan Select Money Market Fund.

Consistent with the changes noted above, in the Section titled "Portfolio Managers" on page 84 of the Prospectus, the table of Portfolio Manager(s) is revised as follows:

FUND                                   PORTFOLIO MANAGER(S)

FIXED INCOME FUND                      Michael L. Smith and Scott M. Flurry, CFA
--------------------------------------------------------------------------------
LIMITED MATURITY FIXED INCOME FUND     Michael L. Smith
--------------------------------------------------------------------------------
INTERMEDIATE TAX EXEMPT BOND FUND      Dorothy E. Thomas, CFA
--------------------------------------------------------------------------------
TREASURY MONEY MARKET FUND             George R. McCurdy, IV
--------------------------------------------------------------------------------
MONEY MARKET FUND                      George R. McCurdy, IV
--------------------------------------------------------------------------------

In the section of portfolio manager biographies that follow the table on page 84 of the Prospectus, the biography of Scott M. Flurry is added and the biography of George R. McCurdy, IV is updated as follows:

SCOTT M. FLURRY, CFA - Mr. Flurry is a Vice President and Senior Portfolio Manager for the Adviser. He has more than 14 years experience in investment management and research. From 2003 to present, Mr. Flurry has served as a fixed income Portfolio Manager responsible for managing domestic fixed income portfolios for institutional clients. Prior to joining the Adviser in 2003, Mr. Flurry worked for Compass Bank in various capacities. From 1998 to 2003, he served as a Vice President, managing both fixed-income and equity portfolios for institutional clients. Additionally, from 2001 to 2003, Mr. Flurry served as a Portfolio Manager of the Expedition Equity Income Fund. From 1993 to 1998, Mr. Flurry served as a credit analyst in the Investment Credit department of Compass Bank and served as the Head of the Credit Department for the last three years of that tenure. Mr. Flurry received a B.S. in Corporate Finance and Investment

Management from the University of Alabama in 1990. Mr. Flurry is a holder of the Chartered Financial Analyst designation and an officer of the CFA Society of Alabama.

GEORGE R. MCCURDY, IV- Mr. McCurdy is a Senior Portfolio Manager for the Adviser. He has more than seven years experience in investment management and banking. From 2007 to present, Mr. McCurdy has served as the Portfolio Manager for Regions Morgan Keegan Select Treasury Money Market Fund and Regions Morgan Keegan Select Money Market Fund. From 2005 to 2007, Mr. McCurdy served as the Assistant Portfolio Manager for Regions Morgan Keegan Select Treasury Money Market Fund and Regions Morgan Keegan Select Money Market Fund. From 2003 to 2005, Mr. McCurdy served as an Equity Research Analyst and Portfolio Manager of personal trust accounts for the Adviser. From 2002 to 2003, Mr. McCurdy was an Accounting Manager for SouthTrust Bank, where his primary responsibilities were business unit profitability analysis and reporting. From 2000 to 2002, Mr. McCurdy worked as a Finance Officer with State Street Bank, where he focused on Investor Relations support and business unit reporting. Mr. McCurdy received a B.S. in Finance from the University of Alabama in 1997 and an M.B.A. from Auburn University at Montgomery in 1998.



                                            Regions Morgan Keegan Select Funds
                                            50 North Front Street
                                            Memphis, TN 38103
                                            800-366-7426

                                            www.rmkfunds.com
                                            ----------------




               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                       REGIONS MORGAN KEEGAN SELECT FUNDS
                 Regions Morgan Keegan Select Fixed Income Fund
         Regions Morgan Keegan Select Limited Maturity Fixed Income Fund
         Regions Morgan Keegan Select Intermediate Tax Exempt Bond Fund
             Regions Morgan Keegan Select Treasury Money Market Fund
                 Regions Morgan Keegan Select Money Market Fund

                  Supplement dated June 29, 2007 ("Supplement")
                                     to the
         Statement of Additional Information dated April 1, 2007 ("SAI")


THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN THE ABOVE-DATED SAI FOR REGIONS MORGAN KEEGAN SELECT FIXED INCOME FUND ("FIXED INCOME FUND"), REGIONS MORGAN KEEGAN SELECT LIMITED MATURITY FIXED INCOME FUND, REGIONS MORGAN KEEGAN SELECT INTERMEDIATE TAX EXEMPT BOND FUND, REGIONS MORGAN KEEGAN SELECT TREASURY MONEY MARKET FUND AND REGIONS MORGAN KEEGAN SELECT MONEY MARKET FUND, EACH A SERIES OF REGIONS MORGAN KEEGAN SELECT FUNDS. IT SHOULD BE RETAINED AND READ IN CONJUNCTION WITH THE SAI.

Effective June 29, 2007, in the section titled "Portfolio Managers" on pages 72 and 73 of the SAI, the table and corresponding information provided for John B. Norris, V is deleted in its entirety and the following table and corresponding information for Scott M. Flurry, CFA is inserted. The information provided in the table below is as of June 27, 2007.

SCOTT M. FLURRY, CFA, PORTFOLIO MANAGER FOR FIXED INCOME FUND:

                                                    REGISTERED    OTHER POOLED              OTHER
                                                    INVESTMENT      INVESTMENT           ACCOUNTS
                                                     COMPANIES        VEHICLES

Number of Accounts Managed                                   1              --                 58
--------------------------------------------------------------------------------------------------
Number of Accounts Managed with
Performance-Based Advisory Fees                             --              --                 --
--------------------------------------------------------------------------------------------------
Assets Managed                                    $216,976,495              --     $1,800,000,000
--------------------------------------------------------------------------------------------------
Assets Managed with Performance-Based
Advisory Fees                                               --              --                 --
--------------------------------------------------------------------------------------------------

The dollar  range of shares of the fund managed by Mr.  Flurry and  beneficially owned by him as of June 29, 2007 is:

               Fixed Income Fund:   None


                                                              Regions Morgan Keegan Select Funds
                                                              50 North Front Street
                                                              Memphis, TN 38103
                                                              800-366-7426

                                                              www.rmkfunds.com
                                                              ----------------



               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE